Summary Of Operating Lease Right Of Use Assets And Lease Liability (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Lease liabilities	₨ 78,138.0	$ 1,029.9	₨ 70,422.0
Other Assets [Member]
Right-of-use assets	₨ 71,572.2	$ 943.4	₨ 64,548.8